Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 89,569	$ 158,381	$ 126,399
Revenues from Services
Disaggregation Of Revenue [Line Items]
Total Revenue	46,150	91,110	88,448
Revenues from Services | Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Total Revenue	39,956	80,537	82,543
Revenues from Services | International Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Total Revenue	30,798	77,974	82,032
Revenues from Services | Local Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Total Revenue	9,158	2,563	511
Revenues from Services | PaaS and SaaS Services
Disaggregation Of Revenue [Line Items]
Total Revenue	5,717	9,135	5,047
Revenues from Services | Others
Disaggregation Of Revenue [Line Items]
Total Revenue	477	1,438	858
Sale of Products
Disaggregation Of Revenue [Line Items]
Total Revenue	43,419	67,271	37,951
Sale of Products | Terminals
Disaggregation Of Revenue [Line Items]
Total Revenue	32,597	54,880	25,595
Sale of Products | Data Related Products
Disaggregation Of Revenue [Line Items]
Total Revenue	10,194	11,955	12,148
Sale of Products | Others
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 628	$ 436	$ 208